Financial Instruments - Summary of Categories of Financial Instruments (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss
Derivative financial assets	$ 157,675	$ 68,256
Financial assets at amortized cost	12,168,826	22,311,107
Financial assets at fair value through other comprehensive income
Equity instruments	33,810	132,160
Financial liabilities
Derivative financial liabilities	115,600	262,350
Financial liabilities at amortized cost	$ 22,922,123	$ 21,963,089